Unaudited consolidated statements of comprehensive loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited consolidated statements of comprehensive loss
Revenue	€ 24,624	€ 21,389
Cost of sales	15,728	13,036
Gross profit	8,896	8,353
Research and development expenses	6,851	9,071
General administrative expenses	17,172	17,284
Selling expenses	6,699	5,192
Impairment of financial assets	496
Gain on reversal of financial asset impairment		919
Other operating income	1,325	1,390
Other operating expenses	256	507
Operating loss	(21,253)	(21,392)
Changes in fair value of warrants	(442)	1,639
Interest and similar income	849	1
Interest and similar expense	3,597	3,137
Financial costs, net	(3,190)	(1,497)
Loss before taxes from continuing operations	(24,443)	(22,889)
Income tax expenses	13	179
Loss for the period from continuing operations	(24,456)	(23,068)
Net income from discontinued operations, net of tax		6,140
Loss for the period	(24,456)	(16,928)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(148)	23
Total comprehensive loss	(24,604)	(16,905)
Attributable to:
Equity holders of the parent	(24,604)	(16,658)
Noncontrolling interests from discontinued operations		(247)
Total comprehensive loss	€ (24,604)	€ (16,905)
Net loss per share - Continuing operations - Basic (in EUR)	€ (0.88)	€ (0.88)
Net loss per share - Continuing operations - Diluted (in EUR)	(0.88)	(0.88)
Net loss per share - Loss attributable to parent - Basic (in EUR)	(0.88)	(0.64)
Net loss per share - Loss attributable to parent - Diluted (in EUR)	€ (0.88)	€ (0.64)